Trade receivables (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Schedule of Trade Receivables

	As at March 31,
	2021		2022
Trade receivables	₹	109,733	₹	130,283
Allowance for lifetime expected credit loss		(11,077)		(10,299)

	₹	98,656	₹	119,984

Non-current		4,358		4,765
Current		94,298		115,219

Summary of Allowance for Lifetime Expected Credit Loss
The activity in the allowance for lifetime expected credit loss is given below:

	As at March 31,
	2021		2022
Balance at the beginning of the year	₹	13,937	₹	11,077
Additions / (write-back), net (Refer to Note 25)		1,506		(797)
Charged against allowance		(4,381)		(76)
Translation adjustment		15		95

Balance at the end of the year	₹	11,077	₹	10,299